Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Trade Accounts Receivable [Abstract]
Summary of Trade Accounts Receivable

As of December 31, 2017, 2018 and 2019, the trade accounts receivable was comprised of the following:

	December 31, 2017		December 31, 2018		December 31, 2019
Trade accounts receivable	Ps.	1,028,898	Ps.	1,444,037	Ps.	1,530,432
Allowance for expected credit loss		(31,528)		(48,675)		(51,022)
	Ps.	997,370	Ps.	1,395,362	Ps.	1,479,410

Summary of Movements in Allowance For Doubtful Accounts

The movements for bad debt expense in the expected credit loss are recognized under cost of services in the consolidated statement of profit or loss and other comprehensive income.

	2017		2018		2019
Beginning balance	Ps.	(30,622)	Ps.	(31,528)	Ps.	(48,675)
Bad debt expense		(12,006)		(25,289)		(22,125)
Reversal of bad debts		11,100		8,142		19,778
Ending balance	Ps.	(31,528)	Ps.	(48,675)	Ps.	(51,022)

Summary of Past Due Balances of Accounts Receivable

The following are past due balances of accounts receivable, for which there has not been a provision of allowance for doubtful accounts, according to the Company’s policy and their maturity date:

	December 31, 2017		December 31, 2018		December 31, 2019
Accounts receivables past due from 1 to 30 days	Ps.	45,895	Ps.	70,073	Ps.	133,533
Accounts receivables past due 31 to 60 days		11,588		25,934		91,640
Accounts receivables past due 61 to 90 days		5,966		14,482		30,832
Accounts receivables past due more than 90 days		207		93		24
	Ps.	63,656	Ps.	110,582	Ps.	256,029

Summary of Percentage of Main Clients of Company with Relation to Total of Trade Accounts Receivable

The following is the percentage of the main clients of the Company with relation to the total of the trade accounts receivable, segregating the accounts receivable of airport services (SAE) and the passengers charges (TUA) that correspond to the amounts that airlines recover from passengers on behalf of the Company and subsequently pay:

	December 31, 2017		December 31, 2018		December 31, 2019
	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	25.5%	3.5%	22.5%	3.6%	17.8%	3.8%
Aeroenlances Nacionales, S.A. de C.V.	6.7%	1.4%	11.4%	1.1%	8.7%	1.4%
ABC Aerolíneas, S.A. de C.V.	12.0%	1.3%	11.3%	1.3%	6.7%	1.1%
Aerovías de México, S.A. de C.V.	6.0%	0.9%	6.3%	0.6%	5.9%	0.8%